UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                      1705 N. TOWANDA AVE., P.O. BOX 2020
                      -----------------------------------
                             BLOOMINGTON, IL  61702
                             ----------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                               1701 TOWANDA AVE.
                               -----------------
                          BLOOMINGTON, ILLINOIS  61702
                          ----------------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  DECEMBER 31, 2004
                          -----------------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Semi-Annual Report
                                 JUNE 30, 2004

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY VP Growth Fund

COUNTRY VP Balanced Fund

COUNTRY VP Short-Term Bond Fund

COUNTRY VP Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                     August 2004

Dear Shareholders:

  Looking back at equity markets over the past year, the words from the Norah Jones song, "Feelin' The Same Way," began to echo through my head and I'm feelin' the same way all over again, singin' the same lines all over again.. Since June 2003, you can see traces of the bubble that we experienced in the last half of the 1990's. Stocks were up, technology-related stocks were up more, growth and momentum investment styles seemed to be working better than value-based styles, and the market seemed like it would just keep going higher. As we watched the action, we were feeling the same way we felt before. If you recall, it wasn't a good feeling.

  However, things are a bit different this time around. In fixed income markets, interest rates reached their lowest levels in 40 years, but inflation started to show signs of returning. At the end of June 2004, the Fed reversed course and began to raise short-term rates as had been widely anticipated. With additional rate increases expected to come at a "measured pace", the long bull market for bonds is likely over.

  The stock market advance also stalled out in the first quarter of 2004 and has moved sideways since then. Questions about the world around us seem to have limited the potential for near-term advances. Will the economic recovery continue? Are debt levels in this country too high? What changes can be anticipated in the wake of the general election this fall? Will major terrorist threats or activities recur? As answers become apparent, the direction of the stock market will become clearer.

  We have been unenthusiastic about the markets for quite some time, and our reservations continue. In the bond portfolios, we have emphasized quality and shortened portfolio maturities as rates showed signs of increasing. As rates move higher and we see signs of a more stable environment, we can begin to lengthen them again. The stock portfolios have also been conservatively managed. We have emphasized those sectors we felt most likely to do better than the overall market and we have generally been accurate in those assessments. We have also kept higher than normal levels of cash as a defensive tactic when we felt the risks of declining stocks were high. At present, we have moved toward more neutral sector weightings as we continue to search for, and are beginning to find, new ideas that make sense for the portfolio.

  The meaning of the lyrics of "Feelin' The Same Way" have been subject to some speculation. Many listeners feel that Jones is actually singing about a hangover. After the "binge" that the markets experienced from 1995 to 1999, a "hangover" of considerable proportion had to be expected. We think the worst is over, but it still might take more time for complete recovery.

  Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

                              COUNTRY VP GROWTH FUND
                            INCEPTION DATE 11/17/2003

  The annualized returns for the VP Fund for the period ended June 30, 2004, are as follows:
                        Year-to-Date             Since Inception
                        ------------             ---------------
                           1.70%                      8.01%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  Over the past six months, domestic equity markets as measured by the S&P 500 Index had a total return of 3.44%. The average VP fund with similar characteristics as the VP Growth Fund (as measured by Lipper, Inc.) returned 2.37% during this same time period. The VP Growth Fund ranked 153 out of 215 Lipper Large Cap Core (Variable Product) Funds for the six-month period based on total Fund returns.

  Recent results have been negatively impacted by two main factors. First, the valuation disciplines utilized in managing the Fund seem to be a bit out-of-favor as the market has been rewarding "growth" or "momentum" styles of investing. Second, there have been several stock-specific problems arising from unexpected events that have reduced returns for some of our holdings. We are encouraged that our returns have remained competitive with our peers during this time and we remain focused on maintaining consistency in our investment philosophy.

  Our outlook for stocks continues to be cautious. While economic results have improved considerably over the past year, the dark clouds of budget deficits, trade deficits, high debt levels, rising interest rates, and high stock valuations are looming. We continue to position the portfolio defensively with an emphasis on controlling risk.

                             COUNTRY VP BALANCED FUND
                             INCEPTION DATE 11/17/03

  The annualized returns for the VP Fund for the period ended June 30, 2004, are as follows:
                        Year-to-date             Since Inception
                        ------------             ---------------
                           1.17%                      5.10%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  In 2003 the stock market soared in anticipation of strong economic activity in the U.S. Expectations of a recovery were realized earlier this year, but investors quickly began to worry about the prospects for inflation. This fear, combined with instability in Iraq, created a volatile environment for stocks. At the end of the six-month period, the market, as measured by the S&P 500, was up by 3.44%. One continuing theme from last year was the out performance of small cap stocks. The Russell 2000 rose by 6.80% during this time period, far outpacing most large cap indexes. Our style of investing in large cap, value-oriented stocks left us at a disadvantage to many of our more aggressive peers.

  Faced with these inflation concerns, the bond market found itself in a rising interest rate environment for the first time in a few years. In anticipation of a further upward move in rates, we shortened our duration. We also over-weighted spread sectors, such as mortgages, which tend to outperform when interest rates rise. Recently, however, we have become more constructive on bonds due to their higher yields. Today's bond market seems to offer some value so long as inflation remains under control.

  The asset allocation as of June 30, 2004, was 61% stocks, 37% bonds, and 2% cash equivalents.

                         COUNTRY VP SHORT-TERM BOND FUND
                                INCEPTION 11/17/03

  The annualized returns for the VP Fund for the period ended June 30, 2004, are as follows:
                        Year-to-Date             Since Inception
                        ------------             ---------------
                           -0.15%                     0.18%

  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  The first half of 2004 was rather uneventful for bonds when measured by total returns. Performance was essentially flat for the broad index, and there was very little difference in the returns of most sub-sectors regardless of credit quality or maturity profile. Concerns with rising inflation, however, helped push US Treasury yields higher and caused the Federal Reserve to raise their benchmark short-term interest rate to 1.25%. This marked the first rate increase since May of 2000.

  The COUNTRY VP Short-Term Bond Fund posted a year-to-date total return of -0.15% versus 0.09% for the Merrill Lynch U.S. Domestic Master, 1-3 Year Bond Index. We are still cautious on the prospects of higher inflation, but higher yields present more opportunities to invest cash. Accordingly, we have extended the Fund's duration to levels that are more in line with our benchmark.

                                COUNTRY BOND FUND
                                INCEPTION 11/17/03

  The annualized returns for the VP Fund for the period ended June 30, 2004, are as follows:
                        Year-to-Date             Since Inception
                        ------------             ---------------
                            .04%                       .39%

  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  Rising interest rates put a lid on total returns for bonds during the past year. Twelve months ago, interest rates reached record lows due to fears of deflation. However, bonds did an about face when the economy gathered strength and inflation surfaced. In 2003 the yield on the five year Treasury note touched 2%; but recently, the note has traded closer to 4%.

  During this period the Fund was structured defensively to avoid large setbacks in a bear market environment. We shortened duration and overweighted spread sectors, such as mortgages, which tend to outperform when interest rates rise. Recently we have become more constructive on bonds due to their higher yields. We have extended durations to neutral levels by reducing our cash reserves and purchasing longer maturity bonds. Today's bond market offers investors some value if inflation can stay moderate.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. All indices mentioned are unmanaged and are not available for investment. Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

  The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

  Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

  For use only when accompanied or preceded by a prospectus. COUNTRY VP Funds are distributed by COUNTRY Capital Management Company.

COUNTRY VP MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

COUNTRY VP GROWTH FUND
  CUMULATIVE RETURNS  June 30, 2004

                                                        SIX     SINCE INCEPTION
                                                      MONTHS       11/17/03
                                                      ------    ---------------
  COUNTRY VP Growth Fund(1)<F1>                        1.70%         8.01%
  S&P 500 Index(2)<F2>                                 3.44%        10.44%
  Lipper Large Cap Core Average
    (Variable Underlying Funds)(3)<F3>                 2.37%         8.78%

  (1)<F1> Performance would have been lower if returns had taken insurance charges into account.
  (2)<F2> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
  (3)<F3> The Lipper Large Cap Core Average (Variable Underlying Funds) consists of variable funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2004

                                                     VALUE      PERCENT OF FUND
                                                     -----      ---------------
  General Electric Company                         $  314,280         2.88%
  Pfizer Inc.                                         260,528         2.39%
  Microsoft Corporation                               259,896         2.38%
  Masco Corporation                                   218,260         2.00%
  Kimberly-Clark Corporation                          210,816         1.93%
  Emerson Electric Co.                                209,715         1.92%
  Wal-Mart Stores, Inc.                               205,764         1.89%
  The Procter & Gamble Company                        201,428         1.85%
  American International Group, Inc.                  192,456         1.76%
  Exxon Mobil Corporation                             186,522         1.71%
                                                   ----------        ------
                                                   $2,259,665        20.71%
                                                   ----------        ------
                                                   ----------        ------

COUNTRY VP BALANCED FUND
  CUMULATIVE RETURNS  June 30, 2004

                                                        SIX     SINCE INCEPTION
                                                      MONTHS       11/17/03
                                                      ------    ---------------
  COUNTRY VP Balanced Fund(1)<F4>                      1.17%         5.10%
  S&P 500 Index(2)<F5>                                 3.44%        10.44%
  Merrill Lynch U.S. Domestic
    Master Bond Index(3)<F6>                           0.13%         0.56%
  Lipper Balanced Funds Average
    (Variable Underlying Funds)(4)<F7>                 2.07%         6.28%

  (1)<F4> Performance would have been lower if returns had taken insurance charges into account.
  (2)<F5> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
  (3)<F6> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
  (4)<F7> The Lipper Balanced Funds Average (Variable Underlying Funds) has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2004

                                                     VALUE      PERCENT OF FUND
                                                     -----      ---------------
  U.S. Treasury Note, 3.375%, 11/15/08             $  840,703         8.05%
  General Electric Company                            197,640         1.89%
  Federal Home Loan Mortgage Corp.,
    4.000%, 11/15/18                                  177,615         1.70%
  Microsoft Corporation                               177,072         1.69%
  Fleet Credit Card Master Trust II,
    2.400%, 07/15/08                                  149,043         1.43%
  Government National Mortgage Association,
    7.000%, 07/15/32                                  147,505         1.41%
  Pfizer Inc.                                         140,548         1.35%
  Federal Home Loan Bank, 4.000%, 07/02/15            140,384         1.34%
  American International Group, Inc.                  135,432         1.30%
  Citigroup Inc.                                      134,850         1.29%
                                                   ----------        ------
                                                   $2,240,792        21.45%
                                                   ----------        ------
                                                   ----------        ------

COUNTRY VP SHORT-TERM BOND FUND
  CUMULATIVE RETURNS  June 30, 2004

                                                        SIX     SINCE INCEPTION
                                                      MONTHS       11/17/03
                                                      ------    ---------------
  COUNTRY VP Short-Term Bond Fund(1)<F8>              -0.15%         0.18%
  Merrill Lynch U.S. Domestic Master,
    1-3 Year Bond Index(2)<F9>                         0.09%         0.58%
  Merrill Lynch U.S. Treasury/Agency
    1-3 Year Bond Index(3)<F10>                       -0.11%         0.25%
  Lipper Short Investment Grade Debt Fund
    Average (Variable Underlying Funds)(4)<F11>        0.08%        -0.43%

  (1)<F8> Performance would have been lower if returns had taken insurance charges into account.
  (2)<F9> The Merrill Lynch U.S. Domestic Master 1- 3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
  (3)<F10> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
  (4)<F11> The Lipper Short Investment Grade Debt Fund Average (Variable Underlying Funds) consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2004

                                                     VALUE      PERCENT OF FUND
                                                     -----      ---------------
  U.S. Treasury Note, 1.625%, 10/31/05             $2,849,395        19.13%
  Federal Home Loan Mortgage Corp.,
    6.000%, 11/15/11                                  662,268         4.45%
  Bank One Issuance Trust, 1.269%, 10/15/09           499,860         3.36%
  Federal Home Loan Bank, 3.375%, 07/21/08            488,945         3.28%
  Federal Home Loan Mortgage Corp.,
    4.500%, 05/01/13                                  422,152         2.83%
  GMAC Commercial Mortgage Securities Inc.,
    3.400%, 04/10/40                                  419,845         2.82%
  Ford Credit Auto Owner Trust, 3.130%, 11/15/06      377,616         2.53%
  Capital Auto Receivables Asset Trust,
    2.920%, 04/15/08                                  375,457         2.52%
  Federal National Mortgage Association,
    5.000%, 06/01/13                                  352,120         2.36%
  Fleet Credit Card Master Trust II,
    2.400%, 07/15/08                                  347,767         2.33%
                                                   ----------        ------
                                                   $6,795,425        45.61%
                                                   ----------        ------
                                                   ----------        ------

COUNTRY VP BOND FUND
  CUMULATIVE RETURNS  June 30, 2004

                                                        SIX     SINCE INCEPTION
                                                      MONTHS       11/17/03
                                                      ------    ---------------
  COUNTRY VP Bond Fund(1)<F12>                         0.04%         0.39%
  Merrill Lynch U.S. Domestic
    Master Bond Index(2)<F13>                          0.13%         0.56%
  Lipper Intermediate Investment Grade Debt Fund
    Average (Variable Underlying Funds)(3)<F14>       -0.03%         0.53%

  (1)<F12> Performance would have been lower if returns had taken insurance charges into account.
  (2)<F13> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
  (3)<F14> The Lipper Intermediate Investment Grade Debt Fund Average (Variable Underlying Funds) consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2004

                                                     VALUE      PERCENT OF FUND
                                                     -----      ---------------
  U.S. Treasury Note, 3.375%, 11/15/08             $4,203,514        28.29%
  Government National Mortgage Association,
    5.000%, 07/15/33                                  547,309         3.68%
  U.S. Treasury Note, 1.875%, 07/15/13                528,735         3.56%
  Federal Home Loan Bank, 4.000%, 07/02/15            467,946         3.15%
  U.S. Treasury Note, 3.000%, 07/15/12                450,345         3.03%
  Federal Home Loan Mortgage Corp.,
    4.000%, 11/15/18                                  444,037         2.99%
  Wachovia Bank Commercial Mortgage Trust,
    4.445%, 11/15/35                                  439,722         2.96%
  JP Morgan Chase Commercial Mortgage,
    5.050%, 12/12/34                                  297,526         2.00%
  Government National Mortgage Association,
    7.000%, 07/15/32                                  295,010         1.99%
  U.S. Treasury Note, 4.250%, 11/15/13                291,996         1.97%
                                                   ----------        ------
                                                   $7,966,140        53.62%
                                                   ----------        ------
                                                   ----------        ------

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2004 (unaudited)

COUNTRY VP GROWTH FUND

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK -- 91.26%
CONSUMER DISCRETIONARY -- 9.94%
Dollar General Corporation                               2,700     $    52,812
Gentex Corporation                                       4,600         182,528
The Home Depot, Inc.                                     2,900         102,080
Jones Apparel Group, Inc.                                3,600         142,128
Kohl's Corporation*<F15>                                 2,300          97,244
Newell Rubbermaid Inc.                                   5,200         122,200
Target Corporation                                       2,400         101,928
Time Warner Inc.*<F15>                                   4,100          72,078
The TJX Companies, Inc.                                  2,300          55,522
Tribune Company                                          3,400         154,836
                                                                   -----------
                                                                     1,083,356
                                                                   -----------

CONSUMER STAPLES -- 12.10%
Altria Group, Inc.                                       3,000         150,150
The Coca-Cola Company                                    3,200         161,536
CVS Corporation                                          3,600         151,272
Kimberly-Clark Corporation                               3,200         210,816
The Procter & Gamble Company                             3,700         201,428
Sara Lee Corporation                                     4,700         108,053
Unilever NV -- NYS                                       1,900         130,169
Wal-Mart Stores, Inc.                                    3,900         205,764
                                                                   -----------
                                                                     1,319,188
                                                                   -----------

ENERGY -- 8.96%
Apache Corporation                                       4,000         174,200
ChevronTexaco Corporation                                1,400         131,754
ConocoPhillips                                           1,700         129,693
Diamond Offshore Drilling, Inc.                          3,500          83,405
Exxon Mobil Corporation                                  4,200         186,522
Halliburton Company                                      5,000         151,300
Schlumberger Limited (1)<F16>                            1,900         120,669
                                                                   -----------
                                                                       977,543
                                                                   -----------

FINANCE -- 15.25%
ACE Limited (1)<F16>                                     2,700         114,156
The Allstate Corporation                                 3,400         158,270
American Express Company                                 2,600         133,588
American International Group, Inc.                       2,700         192,456
The Bank of New York Company, Inc.                       3,000          88,440
Bank One Corporation                                     3,000         153,000
Citigroup Inc.                                           3,300         153,450
Fannie Mae                                               1,800         128,448
H&R Block, Inc.                                          2,300         109,664
MBNA Corporation                                         4,100         105,739
Washington Mutual, Inc.                                  3,700         142,968
Wells Fargo & Company                                    3,200         183,136
                                                                   -----------
                                                                     1,663,315
                                                                   -----------

HEALTH -- 11.73%
Abbott Laboratories                                      3,650         148,774
Baxter International Inc.                                3,900         134,589
Bristol-Myers Squibb Company                             4,000          98,000
Hospira, Inc.*<F15>                                        365          10,074
Johnson & Johnson                                        2,900         161,530
McKesson Corporation                                     3,000         102,990
Medco Health Solutions, Inc.*<F15>                       3,500         131,250
Merck & Co. Inc.                                         2,200         104,500
Pfizer Inc.                                              7,600         260,528
Quest Diagnostics Incorporated                           1,500         127,425
                                                                   -----------
                                                                     1,279,660
                                                                   -----------

INDUSTRIAL -- 13.38%
American Power Conversion Corporation                    6,300         123,795
CANON INC. -- ADR                                        2,400         128,160
Caterpillar Inc.                                         1,950         154,908
Emerson Electric Co.                                     3,300         209,715
FedEx Corp.                                              2,100         171,549
General Electric Company                                 9,700         314,280
Masco Corporation                                        7,000         218,260
Rockwell Automation, Inc.                                3,700         138,787
                                                                   -----------
                                                                     1,459,454
                                                                   -----------

MATERIALS -- 2.60%
Alcoa Inc.                                               3,900         128,817
Newmont Mining Corporation                               4,000         155,040
                                                                   -----------
                                                                       283,857
                                                                   -----------

TECHNOLOGY -- 11.21%
Analog Devices, Inc.                                     2,100          98,868
Cisco Systems, Inc.*<F15>                                6,500         154,050
Intel Corporation                                        6,000         165,600
International Business Machines Corporation              1,300         114,595
International Rectifier Corporation*<F15>                2,775         114,941
Microsoft Corporation                                    9,100         259,896
Nokia Oyj -- ADR                                         8,700         126,498
SanDisk Corporation*<F15>                                4,500          97,605
SunGard Data Systems Inc.*<F15>                          3,500          91,000
                                                                   -----------
                                                                     1,223,053
                                                                   -----------

TELECOMMUNICATIONS -- 3.96%
ALLTEL Corporation                                       2,400         121,488
SBC Communications Inc.                                  3,400          82,450
UTStarcom, Inc.*<F15>                                    3,000          90,750
Verizon Communications Inc.                              3,800         137,522
                                                                   -----------
                                                                       432,210
                                                                   -----------

UTILITIES -- 2.13%
Duke Energy Corporation                                  2,500          50,725
Nicor Inc.                                               2,500          84,925
Progress Energy, Inc.                                    2,200          96,910
                                                                   -----------
                                                                       232,560
                                                                   -----------
TOTAL COMMON STOCK
  (cost $9,300,619)                                                  9,954,196
                                                                   -----------

COMMERCIAL PAPER -- 0.92%
General Electric Capital Commercial Paper
  1.320%, 08/02/04                                     100,000          99,882
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $99,882)                                                        99,882
                                                                   -----------

MONEY MARKET FUNDS -- 8.56%
Federated Prime Obligations Fund --
  Institutional Shares                                 490,142         490,142
Janus Money Market Fund --
  Institutional Shares                                 443,715         443,715
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $933,857)                                                      933,857
                                                                   -----------
TOTAL INVESTMENTS -- 100.74%
  (cost $10,334,358)                                                10,987,935
                                                                   -----------
LIABILITIES LESS OTHER ASSETS -- (0.74%)                               (80,460)
                                                                   -----------
NET ASSETS -- 100.00%                                              $10,907,475
                                                                   -----------
                                                                   -----------

*<F15>  Non-income producing.
(1)<F16>  Foreign Security.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2004 (unaudited)

COUNTRY VP BALANCED FUND

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK -- 60.58%
CONSUMER DISCRETIONARY -- 5.60%
Dollar General Corporation                               1,700     $    33,252
Gentex Corporation                                       2,400          95,232
The Home Depot, Inc.                                     2,600          91,520
Jones Apparel Group, Inc.                                2,300          90,804
Kohl's Corporation*<F17>                                 1,300          54,964
Newell Rubbermaid Inc.                                   2,600          61,100
Target Corporation                                       1,900          80,693
Tribune Company                                          1,700          77,418
                                                                   -----------
                                                                       584,983
                                                                   -----------

CONSUMER STAPLES -- 6.72%
Altria Group, Inc.                                       1,500          75,075
The Coca-Cola Company                                    2,100         106,008
CVS Corporation                                          2,700         113,454
Kimberly-Clark Corporation                               1,900         125,172
The Procter & Gamble Company                             2,200         119,768
Sara Lee Corporation                                     2,700          62,073
Wal-Mart Stores, Inc.                                    1,900         100,244
                                                                   -----------
                                                                       701,794
                                                                   -----------

ENERGY -- 5.15%
Apache Corporation                                       2,400         104,520
ConocoPhillips                                           1,300          99,177
Diamond Offshore Drilling, Inc.                          2,300          54,809
Exxon Mobil Corporation                                  2,500         111,025
Halliburton Company                                      4,300         130,118
Schlumberger Limited (1)<F18>                              600          38,106
                                                                   -----------
                                                                       537,755
                                                                   -----------

FINANCE -- 12.23%
ACE Limited (1)<F18>                                     1,900          80,332
The Allstate Corporation                                 2,100          97,755
American Express Company                                 1,600          82,208
American International Group, Inc.                       1,900         135,432
Bank of America Corporation                              1,200         101,544
The Bank of New York Company, Inc.                       3,000          88,440
Bank One Corporation                                     1,500          76,500
Citigroup Inc.                                           2,900         134,850
Fannie Mae                                               1,600         114,176
H&R Block, Inc.                                          1,400          66,752
MBNA Corporation                                         3,400          87,686
Washington Mutual, Inc.                                  2,100          81,144
Wells Fargo & Company                                    2,300         131,629
                                                                   -----------
                                                                     1,278,448
                                                                   -----------

HEALTH -- 8.41%
Abbott Laboratories                                      2,500         101,900
Baxter International Inc.                                2,000          69,020
Bristol-Myers Squibb Company                             2,700          66,150
Hospira, Inc.*<F17>                                        250           6,900
Johnson & Johnson                                        2,100         116,970
McKesson Corporation                                     2,200          75,526
Medco Health Solutions, Inc.*<F17>                       2,900         108,750
Merck & Co. Inc.                                         2,100          99,750
Pfizer Inc.                                              4,100         140,548
Quest Diagnostics Incorporated                           1,100          93,445
                                                                   -----------
                                                                       878,959
                                                                   -----------

INDUSTRIAL -- 7.48%
American Power Conversion Corporation                    3,600          70,740
CANON INC. -- ADR                                        1,600          85,440
Caterpillar Inc.                                         1,000          79,440
Emerson Electric Co.                                     1,300          82,615
FedEx Corp.                                                900          73,521
General Electric Company                                 6,100         197,640
Masco Corporation                                        3,400         106,012
Rockwell Automation, Inc.                                2,300          86,273
                                                                   -----------
                                                                       781,681
                                                                   -----------

MATERIALS -- 1.90%
Alcoa Inc.                                               3,200         105,696
Newmont Mining Corporation                               2,400          93,024
                                                                   -----------
                                                                       198,720
                                                                   -----------

TECHNOLOGY -- 7.61%
Cisco Systems, Inc.*<F17>                                5,500         130,350
Intel Corporation                                        3,250          89,700
International Business
  Machines Corporation                                   1,100          96,965
International Rectifier Corporation*<F17>                1,900          78,698
Microsoft Corporation                                    6,200         177,072
Nokia Oyj -- ADR                                         5,400          78,516
SanDisk Corporation*<F17>                                2,700          58,563
SunGard Data Systems Inc.*<F17>                          3,300          85,800
                                                                   -----------
                                                                       795,664
                                                                   -----------

TELECOMMUNICATIONS -- 3.35%
ALLTEL Corporation                                       1,900          96,178
BellSouth Corporation                                    1,400          36,708
SBC Communications Inc.                                  2,100          50,925
UTStarcom, Inc.*<F17>                                    3,100          93,775
Verizon Communications Inc.                              2,000          72,380
                                                                   -----------
                                                                       349,966
                                                                   -----------

UTILITIES -- 2.13%
Duke Energy Corporation                                  4,600          93,334
Nicor Inc.                                               1,600          54,352
Progress Energy, Inc.                                    1,700          74,885
                                                                   -----------
                                                                       222,571
                                                                   -----------
TOTAL COMMON STOCK
  (cost $5,928,646)                                                  6,330,541
                                                                   -----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ---------
BONDS AND NOTES -- 37.12%
ASSET BACKED -- 2.63%
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                                    $ 50,000          45,409
Consumers Funding LLC
  3.800%, 04/20/08                                      79,756          80,662
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     150,000         149,043
                                                                   -----------
                                                                       275,114
                                                                   -----------

CONSUMER STAPLES -- 0.46%
Wal-Mart Stores, Inc.
  4.125%, 02/15/11                                      50,000          48,258
                                                                   -----------

FINANCE -- 3.72%
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $49,894,
  Acquired 05/18/04) (4)<F21>                           50,000          50,031
General Electric Capital Corporation:
  4.250%, 12/01/10                                     100,000          97,220
  3.000%, 06/27/18 (3)<F20>                             50,000          43,822
Household Finance Corporation
  4.125%, 12/15/08                                     100,000          98,572
Toyota Motor Credit Corporation
  4.350%, 12/15/10                                     100,000          98,546
                                                                   -----------
                                                                       388,191
                                                                   -----------

MORTGAGE BACKED -- 11.71%
Federal Home Loan Mortgage Corp.:
  6.500%, 03/01/15                                     107,222         113,369
  4.000%, 11/15/18                                     200,000         177,615
  7.000%, 07/25/32                                      94,659          99,482
Federal National Mortgage Association:
  5.000%, 02/01/14                                      92,893          94,946
  5.500%, 02/01/33                                     100,084          99,951
  6.500%, 02/25/44                                      90,021          94,404
Government National Mortgage Association:
  4.500%, 05/20/14                                      89,623          86,644
  6.000%, 02/15/32                                      86,193          88,505
  7.000%, 07/15/32                                     138,811         147,505
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                                     100,000          99,175
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/35                                     125,000         122,145
                                                                   -----------
                                                                     1,223,741
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 4.51%
Federal Home Loan Bank:
  1.600%, 04/05/07 (3)<F20>                             50,000          48,984
  3.000%, 03/30/11 (3)<F20>                             50,000          49,542
  4.000%, 07/02/15 (3)<F20>                            150,000         140,384
  4.250%, 07/23/18 (3)<F20>                             75,000          68,559
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/14                                      75,000          71,277
New Valley Generation IV
  4.687%, 01/15/22                                      97,478          92,360
                                                                   -----------
                                                                       471,106
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 14.09%
U.S. Treasury Bond:
  7.500%, 11/15/16                                      50,000          61,639
  5.250%, 02/15/29                                      50,000          49,024
U.S. Treasury Note:
  6.875%, 05/15/06                                     100,000         107,648
  3.125%, 05/15/07                                      50,000          50,070
  2.625%, 05/15/08                                      50,000          48,432
  3.375%, 11/15/08                                     850,000         840,703
  3.875%, 05/15/09                                      50,000          50,168
  3.375%, 01/15/12 (2)<F19>                             52,726          58,415
  3.000%, 07/15/12 (2)<F19>                             52,071          56,293
  1.875%, 07/15/13 (2)<F19>                            101,950         100,712
  4.250%, 11/15/13                                      50,000          48,666
                                                                   -----------
                                                                     1,471,770
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $3,936,340)                                                  3,878,180
                                                                   -----------

                                                       SHARES
                                                       ------
MONEY MARKET FUNDS -- 2.60%
Federated Prime Obligations Fund --
  Institutional Shares                                  70,538          70,538
Janus Money Market Fund --
  Institutional Shares                                 200,713         200,713
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $271,251)                                                      271,251
                                                                   -----------
TOTAL INVESTMENTS -- 100.30%
  (cost $10,136,237)                                                10,479,972
                                                                   -----------
LIABILITIES LESS OTHER ASSETS -- (0.30%)                               (31,008)
                                                                   -----------
NET ASSETS -- 100.00%                                              $10,448,964
                                                                   -----------
                                                                   -----------

*<F17>  Non-income producing.
(1)<F18>  Foreign Security.
(2)<F19>  United States Treasury Inflation Index Note.
(3)<F20>  Variable rate security.  The rate shown is in effect on June 30, 2004.
(4)<F21>  Restricted under Rule 144A of the Securities Act of 1933.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2004 (unaudited)

COUNTRY VP SHORT-TERM BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
BONDS AND NOTES -- 88.73%
ASSET BACKED -- 14.05%
Americredit Automobile Receivables Trust
  4.610%, 01/12/09                                  $  100,000     $   102,066
Bank One Issuance Trust
  1.269%, 10/15/09 (2)<F23>                            500,000         499,860
Capital Auto Receivables Asset Trust
  2.920%, 04/15/08                                     375,000         375,457
Citibank Credit Card Issuance Trust
  2.700%, 01/15/08                                     100,000          99,790
Consumers Funding LLC
  3.800%, 04/20/08                                     287,121         290,384
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     350,000         347,767
Ford Credit Auto Owner Trust
  3.130%, 11/15/06                                     375,000         377,616
                                                                   -----------
                                                                     2,092,940
                                                                   -----------

CORPORATE BONDS -- 12.09%
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     100,000         108,520
General Electric Capital Corporation
  3.500%, 08/15/07                                     300,000         298,381
General Motors Acceptance Corporation
  5.625%, 05/15/09                                     100,000          99,800
Marshall & Ilsley Bank
  2.900%, 08/18/09                                     300,000         293,841
National Rural Utilities Cooperative
  Finance Corporation
  3.000%, 02/15/06                                     300,000         300,378
Nationwide Life Global Fund
  2.750%, 05/15/07 (Cost $299,403,
  Acquired 02/20/04) (1)<F22>                          300,000         293,878
Rowan Companies, Inc.
  5.880%, 03/15/12                                     199,000         210,693
US Central Credit Union
  2.700%, 09/30/09                                     200,000         195,348
                                                                   -----------
                                                                     1,800,839
                                                                   -----------

MORTGAGE BACKED -- 30.24%
Federal Home Loan Mortgage Corp.:
  4.250%, 05/04/09                                     150,000         148,700
  2.478%, 05/15/10                                     300,000         286,887
  6.000%, 11/15/11                                     636,428         662,268
  4.500%, 05/01/13                                     421,833         422,152
  6.500%, 03/01/15                                     268,056         283,424
  7.000%, 07/25/32                                     212,982         223,834
Federal National Mortgage Association:
  5.000%, 01/01/11                                     246,092         249,493
  4.500%, 06/01/13                                     322,792         322,885
  5.000%, 06/01/13                                     344,507         352,120
  4.000%, 11/01/13                                     298,688         292,697
  5.000%, 02/01/14                                     185,786         189,892
  6.500%, 02/25/44                                     180,041         188,808
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                     427,046         419,845
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/36                                     311,238         310,780
Structured Asset Securities Corporation
  5.540%, 11/25/32                                     150,000         151,665
                                                                   -----------
                                                                     4,505,450
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 12.55%
Federal Home Loan Bank:
  1.600%, 04/05/07 (2)<F23>                            200,000         195,937
  3.375%, 07/21/08                                     500,000         488,945
  3.000%, 03/30/11 (2)<F23>                            200,000         198,168
  3.500%, 01/30/14 (2)<F23>                            200,000         198,186
  4.000%, 02/27/14 (2)<F23>                            200,000         198,633
Federal Home Loan Mortgage Corp.
  2.375%, 02/15/07                                     250,000         243,623
Federal National Mortgage Association
  3.125%, 07/15/06                                     150,000         150,193
Overseas Private Investment Company
  2.410%, 06/15/09                                     200,000         196,920
                                                                   -----------
                                                                     1,870,605
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 19.80%
U.S. Treasury Note:
  1.625%, 10/31/05                                   2,875,000       2,849,395
  3.875%, 05/15/09                                     100,000         100,336
                                                                   -----------
                                                                     2,949,731
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $13,337,277)                                                13,219,565
                                                                   -----------

COMMERCIAL PAPER -- 8.15%
American General Finance Corporation
  1.120%, 07/12/04                                     600,000         599,795
Coca Cola Enterprises
  1.090%, 07/12/04                                     615,000         614,795
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $1,214,590)                                                  1,214,590
                                                                   -----------

                                                       SHARES
                                                       ------
MONEY MARKET FUNDS -- 2.80%
Federated Prime Obligations Fund --
  Institutional Shares                                 121,013         121,013
Janus Money Market Fund --
  Institutional Shares                                 296,326         296,326
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $417,339)                                                      417,339
                                                                   -----------
TOTAL INVESTMENTS -- 99.68%
  (cost $14,969,206)                                                14,851,494
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.32%                                  47,215
                                                                   -----------
NET ASSETS -- 100.00%                                              $14,898,709
                                                                   -----------
                                                                   -----------

(1)<F22>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F23>  Variable rate security.  The rate shown is in effect on June 30, 2004.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2004 (unaudited)

COUNTRY VP BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
BONDS AND NOTES -- 87.34%
ASSET BACKED -- 3.84%
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                                  $   75,000     $    68,114
Consumers Funding LLC
  3.800%, 04/20/08                                     271,170         274,251
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                     150,000         149,043
TXU Electric Delivery Transition
  Bond Company LLC
  3.520%, 11/15/11                                      80,000          79,600
                                                                   -----------
                                                                       571,008
                                                                   -----------

CORPORATE BONDS -- 7.71%
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $99,787,
  Acquired 05/18/04) (2)<F25>                          100,000         100,061
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                     100,000         108,520
General Electric Capital Corporation:
  4.250%, 12/01/10                                     200,000         194,440
  3.000%, 06/27/18 (3)<F26>                            150,000         131,465
Household Finance Corporation
  4.125%, 12/15/08                                     200,000         197,144
Toyota Motor Credit Corporation
  4.350%, 12/15/10                                     200,000         197,092
Wal-Mart Stores, Inc.
  4.125%, 02/15/11                                     225,000         217,163
                                                                   -----------
                                                                     1,145,885
                                                                   -----------

MORTGAGE BACKED -- 27.23%
Federal Home Loan Mortgage Corp.:
  6.500%, 03/01/15                                     268,056         283,423
  4.000%, 11/15/18                                     500,000         444,037
Federal National Mortgage Association:
  5.000%, 02/01/14                                     278,679         284,837
  5.500%, 02/01/33                                     180,152         179,913
  6.500%, 02/25/44                                     180,041         188,808
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                     284,697         279,897
Government National Mortgage Association:
  4.500%, 05/20/14                                     224,057         216,610
  6.000%, 12/15/31                                     174,079         178,805
  6.000%, 02/15/32                                     258,580         265,515
  7.000%, 07/15/32                                     277,623         295,010
  5.000%, 07/15/33                                     563,279         547,309
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                                     300,000         297,526
Nomura Asset Acceptance Corporation
  6.500%, 03/25/34                                      90,579          93,466
Vendee Mortgage Trust
  5.750%, 11/15/32                                      50,000          51,663
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/35                                     450,000         439,722
                                                                   -----------
                                                                     4,046,541
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 7.50%
Federal Home Loan Bank:
  3.500%, 01/30/14 (3)<F26>                            100,000          99,093
  4.000%, 07/02/15 (3)<F26>                            500,000         467,946
  4.000%, 03/30/16 (3)<F26>                             50,000          47,873
  4.000%, 06/26/18 (3)<F26>                             75,000          69,203
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/14                                     250,000         237,591
Federal National Mortgage Association
  3.125%, 07/15/06                                     100,000         100,129
New Valley Generation IV
  4.687%, 01/15/22                                      97,478          92,360
                                                                   -----------
                                                                     1,114,195
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 41.06%
U.S. Treasury Bond:
  7.500%, 11/15/16                                     200,000         246,555
  5.250%, 02/15/29                                     100,000          98,047
U.S. Treasury Note:
  3.375%, 11/15/08                                   4,250,000       4,203,514
  3.000%, 07/15/12 (1)<F24>                            416,564         450,345
  1.875%, 07/15/13 (1)<F24>                            535,238         528,735
  4.250%, 11/15/13                                     300,000         291,996
  2.000%, 01/15/14 (1)<F24>                            152,006         151,103
  4.750%, 05/15/14                                     130,000         131,356
                                                                   -----------
                                                                     6,101,651
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $13,190,902)                                                12,979,280
                                                                   -----------
COMMERCIAL PAPER -- 9.42%
American General Finance Corporation
  1.210%, 07/23/04                                     700,000         699,482
Toyota Motor Credit Corporation
  1.200%, 07/23/04                                     700,000         699,487
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $1,398,969)                                                  1,398,969
                                                                   -----------

                                                       SHARES
                                                       ------
MONEY MARKET FUNDS -- 2.81%
Federated Prime Obligations Fund --
  Institutional Shares                                 314,488         314,488
Janus Money Market Fund --
  Institutional Shares                                 102,501         102,501
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $416,989)                                                      416,989
                                                                   -----------
TOTAL INVESTMENTS -- 99.57%
  (cost $15,006,860)                                                14,795,238
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.43%                                  64,373
                                                                   -----------
NET ASSETS -- 100.00%                                              $14,859,611
                                                                   -----------
                                                                   -----------

(1)<F24>  United States Treasury Inflation Index Note.
(2)<F25>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F26>  Variable rate security.  The rate shown is in effect on June 30, 2004.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2004 (unaudited)

                                                                      COUNTRY VP      COUNTRY VP       COUNTRY VP      COUNTRY VP
                                                                        GROWTH         BALANCED        SHORT-TERM         BOND
                                                                         FUND            FUND          BOND FUND          FUND
                                                                      ----------      ----------       ----------      ----------

ASSETS:
  Investments in securities:
     At cost                                                          $10,334,358     $10,136,237     $14,969,206      $15,006,860
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------
     At value                                                         $10,987,935     $10,479,972     $14,851,494      $14,795,238
  Receivable for capital stock sold                                         2,454              --              --            2,464
  Dividends receivable                                                     14,822           9,564              --               --
  Interest receivable                                                         800          27,199          70,016           84,093
  Prepaid expenses and other assets                                           399             384             436              442
                                                                      -----------     -----------     -----------      -----------
     Total assets                                                      11,006,410      10,517,119      14,921,946       14,882,237
                                                                      -----------     -----------     -----------      -----------
LIABILITIES:
  Payable for capital stock redeemed                                          109              47              19               56
  Payable for investment securities purchased                              80,608          50,082              --               --
  Payable to Advisor                                                        2,905           2,682           1,729            1,689
  Accrued expenses and other liabilities                                   15,313          15,344          21,489           20,881
                                                                      -----------     -----------     -----------      -----------
     Total liabilities                                                     98,935          68,155          23,237           22,626
                                                                      -----------     -----------     -----------      -----------
NET ASSETS                                                            $10,907,475     $10,448,964     $14,898,709      $14,859,611
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------
NET ASSETS CONSIST OF:
  Paid in capital                                                      10,120,037      10,050,289      15,028,820       15,062,252
  Undistributed net investment income                                      49,929           3,099           2,649            3,666
  Accumulated net realized gain (loss) on investments                      83,932          51,841         (15,048)           5,315
  Net unrealized appreciation (depreciation)
    on investment securities                                              653,577         343,735        (117,712)        (211,622)
                                                                      -----------     -----------     -----------      -----------
     Total -- representing net assets applicable
       to outstanding capital stock                                   $10,907,475     $10,448,964     $14,898,709      $14,859,611
                                                                      -----------     -----------     -----------      -----------
                                                                      -----------     -----------     -----------      -----------

  Net assets                                                          $10,907,475     $10,448,964     $14,898,709      $14,859,611
  Shares outstanding                                                    1,011,179       1,004,799       1,502,888        1,506,219
  Net asset value, redemption price and offering price per share      $     10.79     $     10.40      $     9.91      $     9.87

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2004 (unaudited)

                                                                      COUNTRY VP      COUNTRY VP       COUNTRY VP      COUNTRY VP
                                                                        GROWTH         BALANCED        SHORT-TERM         BOND
                                                                         FUND            FUND          BOND FUND          FUND
                                                                      ----------      ----------       ----------      ----------

INVESTMENT INCOME:
  Dividends*<F27>                                                        $ 93,961        $ 61,195       $      --        $      --
  Interest                                                                  3,542          79,688         197,585          273,609
  Other Income                                                                765             601              --               --
                                                                         --------        --------       ---------        ---------
     Total investment income                                               98,268         141,484         197,585          273,609
                                                                         --------        --------       ---------        ---------
EXPENSES:
  Investment advisory fees (Note F)                                        40,282          39,168          37,419           56,300
  Transfer agent fees                                                       2,159           2,010           2,937            2,937
  Professional fees                                                         8,591           8,217          11,434           11,334
  Printing                                                                    778             759             557              457
  Custody fees                                                              1,284           1,016           1,201            1,198
  Administration fees                                                      10,856          10,312          14,531           14,410
  Accounting fees                                                          10,988          12,306          13,538           14,023
  Miscellaneous fees                                                          342             292             342              342
  Trustee's fees                                                              221             221             242              284
  Registration fees                                                           132             138             132              132
                                                                         --------        --------       ---------        ---------
     Total expenses                                                        75,633          74,439          82,333          101,417
     Less: Expenses waived (Note F)                                       (27,294)        (27,437)        (29,946)         (48,870)
                                                                         --------        --------       ---------        ---------
     Net expenses                                                          48,339          47,002          52,387           52,547
                                                                         --------        --------       ---------        ---------
NET INVESTMENT INCOME                                                      49,929          94,482         145,198          221,062
                                                                         --------        --------       ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                  83,932          47,704         (14,950)           6,213
  Net change in unrealized appreciation / depreciation on investments      45,826         (26,019)       (147,689)        (223,788)
                                                                         --------        --------       ---------        ---------
  Net realized and unrealized gain (loss) on investments                  129,758          21,685        (162,639)        (217,575)
                                                                         --------        --------       ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $179,687        $116,167       $ (17,441)       $   3,487
                                                                         --------        --------       ---------        ---------
                                                                         --------        --------       ---------        ---------
*<F27>  Net of foreign taxes withheld of                                 $    686        $     26       $      --        $      --
                                                                         --------        --------       ---------        ---------
                                                                         --------        --------       ---------        ---------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   COUNTRY VP GROWTH FUND             COUNTRY VP BALANCED FUND
                                                             ----------------------------------  ----------------------------------
                                                             SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                                                 6/30/04       11/17/03(1)<F29>       6/30/04      11/17/03(1)<F29>
                                                               (UNAUDITED)     THROUGH 12/31/03     (UNAUDITED)    THROUGH 12/31/03
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income                                         $    49,929      $    10,376        $    94,482      $    18,206
  Net realized gain on investments                                   83,932               --             47,704            4,137
  Net change in unrealized
    appreciation / depreciation on investments                       45,826          607,751            (26,019)         369,754
                                                                -----------      -----------        -----------      -----------
  Net increase in net assets resulting from operations              179,687          618,127            116,167          392,097
                                                                -----------      -----------        -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
  Net investment income                                                  --          (10,390)           (91,419)         (18,170)
                                                                -----------      -----------        -----------      -----------
  Total distributions                                                    --          (10,390)           (91,419)         (18,170)
                                                                -----------      -----------        -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                        120,051       10,000,000             50,289       10,000,000
                                                                -----------      -----------        -----------      -----------
  Total increase in net assets                                      299,738       10,607,737             75,037       10,373,927

NET ASSETS:
  Beginning of period                                            10,607,737               --         10,373,927               --
                                                                -----------      -----------        -----------      -----------
  End of period*<F52>                                           $10,907,475      $10,607,737        $10,448,964      $10,373,927
                                                                -----------      -----------        -----------      -----------
                                                                -----------      -----------        -----------      -----------
  *<F52> Including undistributed net investment income of       $    49,916      $        --        $     3,098      $        36
                                                                -----------      -----------        -----------      -----------
                                                                -----------      -----------        -----------      -----------

                                                              COUNTRY VP SHORT-TERM BOND FUND           COUNTRY VP BOND FUND
                                                             ----------------------------------  ----------------------------------
                                                             SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
                                                                 6/30/04       11/17/03(1)<F29>       6/30/04      11/17/03(1)<F29>
                                                               (UNAUDITED)     THROUGH 12/31/03     (UNAUDITED)    THROUGH 12/31/03
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income                                          $  145,198       $   20,299         $  221,062       $   37,270
  Net realized gain (loss) on investments                           (14,950)             (98)             6,213             (898)
  Net change in unrealized
    appreciation / depreciation on investments                     (147,689)          29,977           (223,788)          12,166
                                                                -----------      -----------        -----------      -----------
  Net increase (decrease) in net assets
    resulting from operations                                       (17,441)          50,178              3,487           48,538
                                                                -----------      -----------        -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
  Net investment income                                            (142,598)         (20,250)          (217,396)         (37,275)
                                                                -----------      -----------        -----------      -----------
  Total distributions                                              (142,598)         (20,250)          (217,396)         (37,275)
                                                                -----------      -----------        -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                         28,820       15,000,000             62,257       15,000,000
                                                                -----------      -----------        -----------      -----------
  Total increase (decrease) in net assets                          (131,219)      15,029,928           (151,652)      15,011,263

NET ASSETS:
  Beginning of period                                            15,029,928               --         15,011,263               --
                                                                -----------      -----------        -----------      -----------
  End of period*<F28>                                           $14,898,709      $15,029,928        $14,859,611      $15,011,263
                                                                -----------      -----------        -----------      -----------
                                                                -----------      -----------        -----------      -----------
  *<F28> Including undistributed net investment income of       $     2,649      $        49        $     3,661      $        --
                                                                -----------      -----------        -----------      -----------
                                                                -----------      -----------        -----------      -----------

(1)<F29>  Commencement of operations.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                             COUNTRY VP GROWTH FUND
                                                              ------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2004                 FOR THE PERIOD
                                                                (UNAUDITED)        11/17/03(1)<F30> THROUGH 12/31/03
                                                              ----------------     ---------------------------------
Net asset value, beginning of year                                 $10.61                        $10.00
                                                                   ------                        ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.05                          0.01
  Net realized and unrealized gains                                  0.13                          0.61
                                                                   ------                        ------
     Total from investment operations                                0.18                          0.62
                                                                   ------                        ------
  LESS DISTRIBUTIONS
  Dividends from net investment income                                 --                         (0.01)
  Distributions from capital gains                                     --                            --
                                                                   ------                        ------
     Total distributions                                               --                         (0.01)
                                                                   ------                        ------
Net asset value, end of year                                       $10.79                        $10.61
                                                                   ------                        ------
                                                                   ------                        ------
TOTAL INVESTMENT RETURN(2)<F31>                                      1.70%**<F34>                  6.20%**<F34>

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                            $10,907                       $10,608
  Ratio of expenses to average net assets:
     Before expense waiver and reimbursement(3)<F32>                 1.41%*<F33>                   2.07%*<F33>
     After expense waiver and reimbursement(3)<F32>                  0.90%*<F33>                   0.90%*<F33>
  Ratio of net investment income to average net assets:
     Before expense waiver and reimbursement(3)<F32>                 0.42%*<F33>                  -0.33%*<F33>
     After expense waiver and reimbursement(3)<F32>                  0.93%*<F33>                   0.84%*<F33>
Portfolio turnover rate                                              5.42%**<F34>                  0.00%**<F34>

(1)<F30>  Commencement of operations.
(2)<F31> Performance would have been lower if returns had taken insurance charges into account.
(3)<F32>  Does not include insurance charges.
  *<F33>  Annualized.
 **<F34>  Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                            COUNTRY VP BALANCED FUND
                                                              ------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2004                 FOR THE PERIOD
                                                                (UNAUDITED)        11/17/03(1)<F35> THROUGH 12/31/03
                                                              ----------------     ---------------------------------
Net asset value, beginning of year                                 $10.37                        $10.00
                                                                   ------                        ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.09                          0.02
  Net realized and unrealized gains                                  0.03                          0.37
                                                                   ------                        ------
     Total from investment operations                                0.12                          0.39
                                                                   ------                        ------
  LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.09)                        (0.02)
  Distributions from capital gains                                     --                            --
                                                                   ------                        ------
     Total distributions                                            (0.09)                        (0.02)
                                                                   ------                        ------
Net asset value, end of year                                       $10.40                        $10.37
                                                                   ------                        ------
                                                                   ------                        ------
TOTAL INVESTMENT RETURN(2)<F36>                                      1.17%**<F39>                  3.88%**<F39>

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                            $10,449                       $10,374
  Ratio of expenses to average net assets:
     Before expense waiver and reimbursement(3)<F37>                 1.43%*<F38>                   2.16%*<F38>
     After expense waiver and reimbursement(3)<F37>                  0.90%*<F38>                   0.90%*<F38>
  Ratio of net investment income to average net assets:
     Before expense waiver and reimbursement(3)<F37>                 1.28%*<F38>                   0.23%*<F38>
     After expense waiver and reimbursement(3)<F37>                  1.81%*<F38>                   1.49%*<F38>
Portfolio turnover rate                                             10.86%**<F39>                  9.76%**<F39>

(1)<F35>   Commencement of operations.
(2)<F36> Performance would have been lower if returns had taken insurance charges into account.
(3)<F37>   Does not include insurance charges.
  *<F38>   Annualized.
 **<F39>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                         COUNTRY VP SHORT-TERM BOND FUND
                                                              ------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2004                 FOR THE PERIOD
                                                                (UNAUDITED)        11/17/03(1)<F40> THROUGH 12/31/03
                                                              ----------------     ---------------------------------
Net asset value, beginning of year                                 $10.02                        $10.00
                                                                   ------                        ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.10                          0.01
  Net realized and unrealized gains (losses)                        (0.11)                         0.02
                                                                   ------                        ------
     Total from investment operations                               (0.01)                         0.03
                                                                   ------                        ------
  LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.10)                        (0.01)
  Distributions from capital gains                                     --                            --
                                                                   ------                        ------
     Total distributions                                            (0.10)                        (0.01)
                                                                   ------                        ------
Net asset value, end of year                                        $9.91                        $10.02
                                                                   ------                        ------
                                                                   ------                        ------
TOTAL INVESTMENT RETURN(2)<F41>                                     -0.15%**<F44>                  0.33%**<F44>

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                            $14,899                       $15,030
  Ratio of expenses to average net assets:
     Before expense waiver and reimbursement(3)<F42>                 1.10%*<F43>                   1.62%*<F43>
     After expense waiver and reimbursement(3)<F42>                  0.70%*<F43>                   0.70%*<F43>
  Ratio of net investment income to average net assets:
     Before expense waiver and reimbursement(3)<F42>                 1.54%*<F43>                   0.20%*<F43>
     After expense waiver and reimbursement(3)<F42>                  1.94%*<F43>                   1.12%*<F43>
Portfolio turnover rate                                             23.55%**<F44>                  0.15%**<F44>

(1)<F40>   Commencement of operations.
(2)<F41> Performance would have been lower if returns had taken insurance charges into account.
(3)<F42>   Does not include insurance charges.
  *<F43>   Annualized.
 **<F44>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                              COUNTRY VP BOND FUND
                                                              ------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2004                 FOR THE PERIOD
                                                                (UNAUDITED)        11/17/03(1)<F45> THROUGH 12/31/03
                                                              ----------------     ---------------------------------
Net asset value, beginning of year                                 $10.01                        $10.00
                                                                   ------                        ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.15                          0.02
  Net realized and unrealized gains (losses)                        (0.14)                         0.01
                                                                   ------                        ------
     Total from investment operations                                0.01                          0.03
                                                                   ------                        ------
  LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.15)                        (0.02)
  Distributions from capital gains                                     --                            --
                                                                   ------                        ------
     Total distributions                                            (0.15)                        (0.02)
                                                                   ------                        ------
Net asset value, end of year                                        $9.87                        $10.01
                                                                   ------                        ------
                                                                   ------                        ------
TOTAL INVESTMENT RETURN(2)<F46>                                      0.04%**<F49>                  0.35%**<F49>

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                            $14,860                       $15,011
  Ratio of expenses to average net assets:
     Before expense waiver and reimbursement(3)<F47>                 1.35%*<F48>                   1.90%*<F48>
     After expense waiver and reimbursement(3)<F47>                  0.70%*<F48>                   0.70%*<F48>
  Ratio of net investment income to average net assets:
     Before expense waiver and reimbursement(3)<F47>                 2.29%*<F48>                   0.86%*<F48>
     After expense waiver and reimbursement(3)<F47>                  2.94%*<F48>                   2.06%*<F48>
Portfolio turnover rate                                             14.84%**<F49>                 11.30%**<F49>

(1)<F45>   Commencement of operations.
(2)<F46> Performance would have been lower if returns had taken insurance charges into account.
(3)<F47>   Does not include insurance charges.
  *<F48>   Annualized.
 **<F49>   Not annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2004 (unaudited)

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of nine funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain four of the nine Funds. The four VP Funds are as follows: COUNTRY VP Growth Fund ("Growth Fund"); COUNTRY VP Balanced Fund ("Balanced Fund"); COUNTRY VP Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY VP Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparations of its financial statements.

   (1) SECURITY VALUATION: Securities are valued at fair value. In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily, and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

NOTE (C) CAPITAL STOCK: At June 30, 2004, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

                                                  GROWTH FUND                                       BALANCED FUND
                                  ---------------------------------------------     ---------------------------------------------
                                   SIX MONTHS ENDED          PERIOD ENDED            SIX MONTHS ENDED           PERIOD ENDED
                                    JUNE 30, 2004       DECEMBER 31, 2003*<F50>       JUNE 30, 2004       DECEMBER 31, 2003*<F50>
                                  ------------------    -----------------------     -----------------     -----------------------
                                  SHARES      AMOUNT      SHARES        AMOUNT       SHARES     AMOUNT      SHARES        AMOUNT
                                  ------      ------      ------        ------       ------     ------      ------        ------
Shares sold                       11,958    $128,293    1,000,000    $10,000,000     4,864    $ 50,961    1,000,000    $10,000,000
Shares issued through
  reinvestment of dividends           --          --           --             --        26         269           --             --
Shares redeemed                     (779)     (8,242)          --             --       (91)       (941)          --             --
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------
Net increase in capital stock     11,179    $120,051    1,000,000    $10,000,000     4,799    $ 50,289    1,000,000    $10,000,000
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------

                                              SHORT-TERM BOND FUND                                    BOND FUND
                                  ---------------------------------------------     ----------------------------------------------
                                   SIX MONTHS ENDED          PERIOD ENDED            SIX MONTHS ENDED           PERIOD ENDED
                                    JUNE 30, 2004       DECEMBER 31, 2003*<F50>        JUNE 30, 2004       DECEMBER 31, 2003*<F50>
                                  ------------------    -----------------------     -----------------      -----------------------
                                  SHARES      AMOUNT      SHARES        AMOUNT      SHARES     AMOUNT      SHARES        AMOUNT
                                  ------      ------      ------        ------      ------     ------      ------        ------
Shares sold                        3,472    $ 34,606    1,500,000    $15,000,000     7,332    $ 73,175    1,500,000    $15,000,000
Shares issued through
  reinvestment of dividends           12         113           --             --        46         451           --             --
Shares redeemed                     (596)     (5,899)          --             --    (1,159)    (11,369)          --             --
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------
Net increase in capital stock      2,888    $ 28,820    1,500,000    $15,000,000     6,219    $ 62,257    1,500,000    $15,000,000
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------
                                  ------    --------    ---------    -----------    ------    --------    ---------    -----------

*<F50> Capital stock transactions are for the period of November 17, 2003 through December 31, 2003.

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the period ended June 30, 2004 were as follows:

                                        PURCHASES                  SALES
                                        ---------                  -----
Growth Fund                             $  544,718                $899,364
Balanced Fund                           $1,250,589                $830,107
Short-Term Bond Fund                    $5,337,051                $869,325
Bond Fund                               $2,753,835                $952,917

For the period ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                        PURCHASES                  SALES
                                        ---------                  -----
Growth Fund                              $     --                $       --
Balanced Fund                            $199,887                $  269,235
Short-Term Bond Fund                     $ 99,766                $2,113,467
Bond Fund                                $933,995                $  902,636

NOTE (E) INCOME TAX INFORMATION: The following information for the COUNTRY Funds is presented on an income tax basis as of December 31, 2003:

At December 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                          SHORT-TERM
                                            GROWTH FUND   BALANCED FUND   BOND FUND      BOND FUND
                                            -----------   -------------   ---------      ---------
Cost of investments                          $9,995,764     $9,931,119    $14,957,627    $14,938,952
                                             ----------     ----------    -----------    -----------
                                             ----------     ----------    -----------    -----------
Gross unrealized appreciation                $  681,176     $  427,508    $    32,138    $    32,413
Gross unrealized depreciation                   (73,425)       (57,754)        (2,161)       (20,247)
                                             ----------     ----------    -----------    -----------
Net unrealized appreciation                  $  607,751     $  369,754    $    29,977    $    12,166
                                             ----------     ----------    -----------    -----------
                                             ----------     ----------    -----------    -----------
Undistributed ordinary income                $       --     $    4,173    $        49    $        --
Undistributed long-term capital gains                --             --             --             --
                                             ----------     ----------    -----------    -----------
Total distributable earnings                 $       --     $    4,173    $        49    $        --
                                             ----------     ----------    -----------    -----------
                                             ----------     ----------    -----------    -----------
Other accumulated losses                     $       --     $       --    $       (98)   $      (898)
                                             ----------     ----------    -----------    -----------
Total accumulated earnings                   $  607,751     $  373,927    $    29,928    $    11,268
                                             ----------     ----------    -----------    -----------
                                             ----------     ----------    -----------    -----------

The tax character of distributions paid during the six months ended June 30, 2004 and the year ended December, 2003 were as follows:

                               FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                     JUNE 30, 2004          DECEMBER 31, 2003
                               ------------------------   --------------------
GROWTH FUND
Ordinary income                         $     --                 $10,390
Long-term capital gain                        --                      --
                                        --------                 -------
                                        $     --                 $10,390
                                        --------                 -------
                                        --------                 -------

                               FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                     JUNE 30, 2004          DECEMBER 31, 2003
                               ------------------------   --------------------
BALANCED FUND
Ordinary income                         $ 91,419                 $18,170
Long-term capital gain                        --                      --
                                        --------                 -------
                                        $ 91,419                 $18,170
                                        --------                 -------
                                        --------                 -------

                               FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                     JUNE 30, 2004          DECEMBER 31, 2003
                               ------------------------   --------------------
SHORT-TERM BOND FUND
Ordinary income                         $142,598                 $20,250
Long-term capital gain                        --                      --
                                        --------                 -------
                                        $142,598                 $20,250
                                        --------                 -------
                                        --------                 -------

                               FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                     JUNE 30, 2004          DECEMBER 31, 2003
                               ------------------------   --------------------
BOND FUND
Ordinary income                         $217,396                 $37,275
Long-term capital gain                        --                      --
                                        --------                 -------
                                        $217,396                 $37,275
                                        --------                 -------
                                        --------                 -------

Capital loss carryovers and post-October loss deferrals as of June 30, 2003 were as follows:

                                   POST-OCTOBER LOSSES
                                   -------------------
Short-Term Bond Fund                       $ 98
Bond Fund                                  $898

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund for the period ended June 30, 2004 were: $1,284, $1,016, $1,201, and $1,198, respectively.

The Advisor agreed to reduce its fees and reimburse the Growth Fund and the Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.
Investment advisory fees, for the period ended June 30, 2004, are as follows:

                                                                  EXPENSES
                                                                   WAIVED
                                                                    AND
                          ADVISORY            ADVISORY           REIMBURSED
                            RATE                FEE           BY ADVISOR*<F51>
                          --------            --------        ----------------
Growth Fund                0.75%              $40,282             $26,010
Balanced Fund              0.75%              $39,168             $26,421
Short-Term Bond Fund       0.50%              $37,419             $28,745
Bond Fund                  0.75%              $56,300             $47,672

*<F51>  Excludes waiver of custody fees.

At June 30, 2004, 98.9% of the shares outstanding of the Growth Fund, 99.5% of the shares outstanding of the Balanced Fund, 99.8% of the shares outstanding of the Short-Term Bond Fund, and 99.6% of the shares outstanding of the Bond Fund were owned by COUNTRY Life Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund during the period ended June 30, 2004 were $524, $424, $624, and $524, respectively.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov.

COUNTRY MUTUAL FUNDS TRUST
COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

BOARD OF TRUSTEES
Philip T. Nelson
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Ailene Miller
Robert L. Phelps
Robert W. Weldon

OFFICERS
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
William J. Hanfland, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR
COUNTRY Capital Management Company
Bloomington, Illinois

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

                                                              F30-113-06 (08/04)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.
    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-ended investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   --------------------------------------

     By (Signature and Title) /s/ Philip T. Nelson
                              ---------------------------
                              Philip T. Nelson, President

     Date   August 16, 2004
            ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Philip T. Nelson
                               ---------------------------
                               Philip T. Nelson, President

     Date  August 16, 2004
           ---------------

     By (Signature and Title)  /s/ William J. Hanfland
                               ------------------------------
                               William J. Hanfland, Treasurer

     Date  August 16, 2004
           ---------------